Securian Financial Group, Inc. 400 Robert Street North
St. Paul, MN 55101-2098 www.securian.com 651.665.3500
April 27, 2022	[SECURIAN LOGO]

May 1, 2023

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

RE:	Variable Annuity Account

File Numbers: 333-91784 and 811-04294

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant’s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 27, 2023.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at: (651) 665-2880.

Sincerely,

/s/ John Proper

John Proper

Counsel